Divestitures/Spinoff Divestitures/Spinoff (Reconciliation of Major Line Items Constituting Pre-Tax Profit (Loss) of Discontinued Operations) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	[1]	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	[1]	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations, Net of Taxes (a)	$ 0	$ 0	$ 0	$ (5)		$ 0	$ 0	$ 0	$ 0	$ (5)		$ 0	$ (13)
Discontinued Operations [Member] | xpedx divestiture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales													2,604
Cost of products sold													2,309
Selling and administrative expenses													191
Depreciation, amortization and cost of timber harvested													9
Distribution expenses													69
Restructuring and other charges													25
Impairment of goodwill and other intangibles													0
Other, net													3
Earnings (Loss) Before Income Taxes and Equity Earnings													(2)
Income tax provision (benefit)													(1)
Discontinued Operations, Net of Taxes (a)													$ (1)

[1]	Includes a pre-tax charge of $8 million for a legal settlement associated with the xpedx business.